DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS

NOTE 3 - DISCONTINUED OPERATIONS

In December 2005, the Company committed to a plan to cease the operations of its entertainment segment in the United States. Accordingly, as of that date, the assets, liabilities and results of operations of the entertainment segment were classified as discontinued operations in the Company's consolidated financial statements. The nature of discontinued operations of the entertainment segment consisted mainly of activities associated with the settlement of ongoing litigation, including disputes related to unpaid vendor and rent obligations (see Note 15).

In July 2009, the Company entered into a settlement arrangement with the former landlord of the entertainment segment to resolve all disputes between the parties related to unpaid rent obligations. Pursuant to the settlement arrangement, the Company agreed to pay $2,600 to the former landlord in four equal installments of $650. The first two installments were paid during 2009 and the remaining payments were paid during 2010. As a result of the settlement arrangement, the Company recognized a gain of $4,756 in its results from discontinued operations during the year ended December 31, 2009.

The Company's obligation under the settlement arrangement was secured by a $2,600 irrevocable standby letter of credit issued to the former landlord by an entity related to the Company's main shareholder. Such letter of credit was released upon the settlement of the obligation.

Furthermore, the remaining disputes of the entertainment segment related to unpaid vendor obligations of $1,156, which were previously accrued by the Company, were eliminated and recognized as income from discontinued operations during the year ended December 31, 2009.

In January 2011, the operations of the entertainment segment were liquidated.

In connection with the Company's settlement of certain assessments with the Internal Revenue Service ("IRS")(see Note 13), the Company recognized $5,787 of changes in uncertain income tax positions in 2011, including interest and penalties, related to its entertainment segment in income from discontinued operations.

A summary of the Company's liabilities from discontinued operations as of December 31, 2011 and 2010 are as follows:

	December 31,
	2011	2010

Income taxes payable	$1,858	$7,645

A summary of the Company's results from discontinued operations for the years ended December 31, 2011, 2010 and 2009 is as follows:

	Year Ended December 31,
	2011	2010	2009

Selling, general and administrative expenses	$683	$-	$6,086
Other income (expense), net	2,169	(80)	-
Income tax benefit	2,935	-	-
Income (loss) from discontinued operations	$5,787	$(80)	$6,086